Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Communication Services - 5.9%
722,850	Alphabet, Inc. - Class A (a)	$71,446,494
632,390	Alphabet, Inc. - Class C (a)	63,156,789
937,120	Baidu, Inc. - ADR (a)	126,211,322
1,123,725	comScore, Inc. (a)	1,370,945
81,500	Electronic Arts, Inc.	10,487,420
725,499	IMAX Corp. (a)	12,333,483
74,470	Live Nation Entertainment, Inc. (a)	5,994,090
584,128	Madison Square Garden Entertainment Corp. - Class A (a)	30,544,053
2,850	Madison Square Garden Sports Corp. - Class A	518,244
80,700	Meta Platforms, Inc. - Class A (a)	12,021,879
10,400	Netflix, Inc. (a)	3,680,144
1,615,400	Pinterest, Inc. - Class A (a)	42,468,866
25,900	Roblox Corp. - Class A (a)	963,739
105,300	Snap, Inc. - Class A (a)	1,217,268
203,300	T-Mobile US, Inc. (a)	30,354,723
6,033,430	WildBrain Ltd. - CAD (a)	12,923,434
91,669	ZoomInfo Technologies, Inc. (a)	2,587,816
		428,280,709

	Consumer Discretionary - 12.2%
1,121,000	Alibaba Group Holding Ltd. - ADR (a)	123,534,200
147,050	Amazon.com, Inc. (a)	15,165,267
67,100	Boot Barn Holdings, Inc. (a)	5,602,179
99,180	Burlington Stores, Inc. (a)	22,794,539
157,937	Capri Holdings Ltd. (a)	10,501,231
766,300	CarMax, Inc. (a)	53,985,835
13,500	Darden Restaurants, Inc.	1,997,595
700	Deckers Outdoor Corp. (a)	299,236
850	Dollar General Corp.	198,560
1,500	Duolingo, Inc. (a)	143,235
249,370	eBay, Inc.	12,343,815
3,659,109	Entain PLC - GBP	67,476,446
3,000	Five Below, Inc. (a)	591,390
22,700	Flutter Entertainment PLC - GBP (a)	3,522,036
1,433,485	GAN Ltd. (a)	3,268,346
99,430	Gildan Activewear, Inc.	3,115,142
846,100	GrowGeneration Corp. (a)	4,365,876
799,795	iRobot Corp. (a)	35,990,775
336,700	Mobileye Global, Inc. - Class A (a)	12,996,620
1,059,865	Norwegian Cruise Line Holdings Ltd. (a)	16,120,547
148,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	8,104,480
61,200	Restaurant Brands International, Inc.	4,096,116
59,960	Rivian Automotive, Inc. - Class A (a)	1,163,224
935,476	Royal Caribbean Cruises Ltd. (a)	60,749,811
2,448,120	Sony Group Corp. - ADR	219,008,815
822,350	Tesla, Inc. (a)	142,447,467
26,760	Tuesday Morning Corp. (a)	14,136
25,000	Ulta Beauty, Inc. (a)	12,849,000
108,400	Victoria’s Secret & Co. (a)	4,569,060
3,009,450	XPeng, Inc. - ADR (a)	32,020,548
		879,035,527

	Consumer Staples - 0.0%
4,000	Bakkafrost P/F - NOK	248,206
5,554	Calavo Growers, Inc.	178,006
5,000	Grocery Outlet Holding Corp. (a)	151,950
18,000	Real Good Food Co., Inc. (The) - Class A (a)	100,080
		678,242

	Energy - 1.4%
557,850	Coterra Energy, Inc.	13,962,985
127,200	EOG Resources, Inc.	16,822,200
203,900	New Fortress Energy, Inc.	7,909,281
8,862,882	Transocean Ltd. (a)	59,735,825
		98,430,291

	Financials - 5.6%
192,700	AssetMark Financial Holdings, Inc. (a)	5,114,258
150,471	CME Group, Inc. - Class A	26,582,207
294,653	Discover Financial Services	34,394,845
116,700	Galaxy Digital Holdings Ltd. - CAD (a)	449,065
37,000	LPL Financial Holdings, Inc.	8,773,440
528,220	MarketAxess Holdings, Inc.	192,192,847
734,072	Morgan Stanley	71,447,228
658,400	NMI Holdings, Inc. - Class A (a)	15,294,632
114,030	Progressive Corp. (The)	15,547,990
484,100	Tradeweb Markets, Inc. - Class A	36,084,814
		405,881,326

	Health Care - 32.3%
284,100	Abbott Laboratories	31,407,255
194,500	Accuray, Inc. (a)	490,140
104,230	Adaptive Biotechnologies Corp. (a)	966,212
1,175,700	Alkermes PLC (a)	33,672,048
1,991,770	Allogene Therapeutics, Inc. (a)	15,376,464
1,153,400	Amicus Therapeutics, Inc. (a)	15,040,336
351,500	Arbutus Biopharma Corp. (a)	1,058,015
709,147	BeiGene Ltd. - ADR (a)	181,541,632
6,145	Berkeley Lights, Inc. (a)	13,212
851,389	Biogen, Inc. (a)	247,669,060
1,917,310	BioMarin Pharmaceutical, Inc. (a)	221,161,709
1,376,522	BioNTech SE - ADR	197,407,020
420,000	Boston Scientific Corp. (a)	19,425,000
363,700	Bridgebio Pharma, Inc. (a)	3,375,136
126,712	Calithera Biosciences, Inc. (a)	51,952
8,849,600	Cerus Corp. (a)	27,787,744
14,000	Charles River Laboratories International, Inc. (a)	3,405,500
642,092	Elanco Animal Health, Inc. (a)	8,815,923
709,194	Eli Lilly & Co.	244,069,115
437,600	Exact Sciences Corp. (a)	29,546,752
4,246,541	FibroGen, Inc. (a)	100,218,368
467,200	Glaukos Corp. (a)	22,916,160
83,269	Guardant Health, Inc. (a)	2,617,145
476,596	Health Catalyst, Inc. (a)	6,624,684
11,440	Illumina, Inc. (a)	2,450,448
196,400	ImmunoGen, Inc. (a)	903,440
383,306	Insulet Corp. (a)	110,131,480
1,008,000	LivaNova PLC (a)	56,649,600
206,730	Mereo Biopharma Group PLC - ADR (a)	193,313
9,916,620	Nektar Therapeutics (a) (b)	26,973,206
64,900	NuVasive, Inc. (a)	2,959,440
617,020	OraSure Technologies, Inc. (a)	3,442,972
19,220	Penumbra, Inc. (a)	4,812,880
380,525	PolyPeptide Group AG - CHF (a)	11,055,580
3,718,491	Pulmonx Corp. (a) (b)	33,057,385
195,030	QIAGEN N.V. - EUR (a)	9,514,133
20,886	Repligen Corp. (a)	3,870,176
4,938,057	Rhythm Pharmaceuticals, Inc. (a) (b)	135,055,859
118,800	Roche Holding AG - CHF	37,085,844
62,500	Sage Therapeutics, Inc. (a)	2,771,250
1,510,593	Seagen, Inc. (a)	210,697,512
225,080	Shockwave Medical, Inc. (a)	42,299,284
11,800	Sio Gene Therapies, Inc. (a)	5,263
3,731,262	Standard BioTools, Inc. (a)	7,462,524
3,585,770	Wave Life Sciences Ltd. (a)	17,677,846
5,302,126	Xencor, Inc. (a) (b)	174,545,988
818,950	Zentalis Pharmaceuticals, Inc. (a)	19,327,220
		2,327,599,225

	Industrials - 12.2%
2,144,300	AECOM	187,133,061
428,100	Alaska Air Group, Inc. (a)	21,978,654
25,100	Allegiant Travel Co. (a)	2,159,353
4,316,500	American Airlines Group, Inc. (a)	69,668,310
1,760,300	Array Technologies, Inc. (a)	39,131,469
3,345,600	Aurora Innovation, Inc. - Class A (a)	6,088,992
120,000	Axon Enterprise, Inc. (a)	23,452,800
49,600	Bloom Energy Corp. - Class A (a)	1,236,528
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	454,280
208,350	Curtiss-Wright Corp.	34,544,430
2,286,247	Delta Air Lines, Inc. (a)	89,392,258
31,400	FedEx Corp.	6,087,204
70,600	Frontier Group Holdings, Inc. (a)	888,148
304,400	GFL Environmental, Inc.	9,393,784
195,300	Gibraltar Industries, Inc. (a)	10,462,221
158,500	Hawaiian Holdings, Inc. (a)	1,952,720
438,600	Hertz Global Holdings, Inc. (a)	7,903,572
909,620	Jacobs Solutions, Inc.	112,383,551
2,641,900	JetBlue Airways Corp. (a)	21,135,200
2,007,700	Li-Cycle Holdings Corp. (a)	10,921,888
257,750	Lyft, Inc. - Class A (a)	4,188,437
160,200	Masonite International Corp. (a)	14,613,444
1,240,876	NN, Inc. (a)	2,556,205
3,700	Old Dominion Freight Line, Inc.	1,232,988
22,400	RXO, Inc. (a)	410,368
15,800	Ryanair Holdings PLC - ADR (a)	1,430,374
1,760,200	Southwest Airlines Co.	62,962,354
211,200	Spirit Airlines, Inc.	4,190,208
46,815	Sun Country Airlines Holdings, Inc. (a)	874,036
33,800	TransDigm Group, Inc.	24,259,950
20,000	TuSimple Holdings, Inc. - Class A (a)	42,000
320,300	Uber Technologies, Inc. (a)	9,906,879
1,980,670	United Airlines Holdings, Inc. (a)	96,973,603
26,800	WillScot Mobile Mini Holdings Corp. (a)	1,298,728
30,300	XPO, Inc. (a)	1,207,758
		882,515,755

	Information Technology - 24.9%
161,700	Adobe, Inc. (a)	59,883,978
91,400	Ambarella, Inc. (a)	8,211,376
109,200	Applied Materials, Inc.	12,174,708
2,756,200	Arlo Technologies, Inc. (a)	10,335,750
39,200	ASML Holding N.V. - ADR	25,904,928
31,700	Autodesk, Inc. (a)	6,820,572
1,164,186	Axcelis Technologies, Inc. (a)	128,002,251
9,443,066	BlackBerry Ltd. (a)	40,133,030
70,300	Credo Technology Group Holding Ltd. (a)	1,218,299
123,499	CrowdStrike Holdings, Inc. - Class A (a)	13,078,544
59,200	CyberArk Software Ltd. (a)	8,340,096
85,140	Dell Technologies, Inc. - Class C	3,458,387
488,041	Descartes Systems Group, Inc. (The) (a)	35,636,754
200	DocuSign, Inc. (a)	12,128
13,000	FARO Technologies, Inc. (a)	357,240
6,872,120	Flex Ltd. (a)	160,464,002
16,250	Flywire Corp. (a)	438,262
876,765	FormFactor, Inc. (a)	24,672,167
108,500	Freshworks, Inc. - Class A (a)	1,755,530
27,150	GitLab, Inc. - Class A (a)	1,341,481
740,000	Hewlett Packard Enterprise Co.	11,936,200
220,870	HP, Inc.	6,436,152
103,100	HubSpot, Inc. (a)	35,776,731
2,618,900	indie Semiconductor, Inc. - Class A (a)	20,872,633
107,050	Intuit, Inc.	45,246,823
670,000	Jabil, Inc.	52,682,100
88,800	Jamf Holding Corp. (a)	1,764,456
40,180	Keysight Technologies, Inc. (a)	7,206,283
128,904	Keywords Studios PLC - GBP	4,527,544
308,900	KLA Corp.	121,237,072
107,500	Marqeta, Inc. - Class A (a)	712,725
37,900	Marvell Technology, Inc.	1,635,385
155,000	Materialise NV - ADR (a)	1,633,700
1,725,580	MaxLinear, Inc. (a)	71,093,896
3,272,700	Micron Technology, Inc.	197,343,810
25,050	MongoDB, Inc. (a)	5,365,960
977,107	NetApp, Inc.	64,713,797
768,443	nLIGHT, Inc. (a)	9,528,693
1,964,425	Nutanix, Inc. - Class A (a)	54,748,525
175,000	NVIDIA Corp.	34,189,750
84,000	Okta, Inc. - Class A (a)	6,183,240
190,110	OSI Systems, Inc. (a)	18,005,318
66,550	Palo Alto Networks, Inc. (a)	10,557,492
298,400	PROS Holdings, Inc. (a)	7,519,680
335,293	QUALCOMM, Inc.	44,664,381
189,700	Rapid7, Inc. (a)	7,563,339
3,250	RingCentral, Inc. - Class A (a)	126,848
1,693,570	Splunk, Inc. (a)	162,193,199
1,275,900	Stratasys Ltd. (a)	18,283,647
45,800	Tenable Holdings, Inc. (a)	1,842,534
501,080	Trimble, Inc. (a)	29,092,705
246,833	Unity Software, Inc. (a)	8,767,508
810,629	Universal Display Corp.	107,432,661
124,140	VMware, Inc. - Class A (a)	15,203,426
347,300	Western Digital Corp. (a)	15,263,835
77,250	WEX, Inc. (a)	14,288,933
501,000	Wolfspeed, Inc. (a)	38,582,010
43,700	Zoom Video Communications, Inc. - Class A (a)	3,277,500
		1,799,739,974

	Materials - 0.9%
84,900	Albemarle Corp.	23,895,105
56,219	Bioceres Crop Solutions Corp. (a)	702,737
34,500	Ingevity Corp. (a)	2,844,180
2,680,600	Ivanhoe Mines Ltd. - Class A - CAD (a)	25,183,195
1,290,252	Perimeter Solutions SA (a)	11,999,344
		64,624,561

	Real Estate - 0.1%
148,280	EPR Properties	6,298,935
53,600	Safehold, Inc.	1,873,856
		8,172,791

	TOTAL COMMON STOCKS
	(Cost $4,006,865,927)	$6,894,958,401

	PREFERRED STOCKS - 0.0%
	Financials - 0.0%
595,000	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	1,201,900

	TOTAL PREFERRED STOCKS
	(Cost $3,289,812)	1,201,900

	RIGHTS - 0.0%
	Health Care - 0.0%
349,922	ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	356,920
10,344,756	Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	206,895
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		563,815

	TOTAL RIGHTS
	(Cost $0)	563,815

	WARRANTS - 0.0%
	Materials - 0.0%
364,100	Perimeter Solutions SA (Expiration Date 11/8/24) (a)	178,409

	TOTAL WARRANTS
	(Cost $3,641)	178,409

Shares		Value
	SHORT-TERM INVESTMENTS - 4.4%
317,136,370	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 4.23% (e)	$317,136,370
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $317,136,370)	317,136,370
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,327,295,750) - 99.9%	7,214,038,895
	Other Assets in Excess of Liabilities - 0.1%	4,295,730
	TOTAL NET ASSETS - 100.0%	$7,218,334,625

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
NOK	Norwegian Krone
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2023. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$6,761,528,612	$133,429,789	$-	$6,894,958,401
Growth Fund	Preferred Stocks(2)	1,201,900	-	-	1,201,900
	Rights(3)	-	-	563,815	563,815
	Warrants(4)	178,409	-	-	178,409
	Short-Term Investments	317,136,370	-	-	317,136,370
	Total Investments in Securities	$7,080,045,291	$133,429,789	$563,815	$7,214,038,895

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Health Care
(4) Materials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ABIOMED, Inc. - CVR (Issue Date 12/23/22)
				Aggressive
				Growth Fund
Balance at October 31, 2022				$-
Purchases (Received)				356,920
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2023				$356,920

During the period ended January 31, 2023, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

	Epizyme, Inc. - CVR (Issue Date 8/15/22)
				Aggressive
				Growth Fund
Balance at October 31, 2022				$206,895
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2023				$206,895

During the period ended January 31, 2023, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on  achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2022	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2023
Calithera Biosciences, Inc.(1)	$702,085	$-	$76,483	$-	$(13,601,986)	$13,028,336	$	N/A
Cerus Corp.(1)	33,718,482	-	1,430,338	-	(566,712)	(3,933,688)		N/A
Nektar Therapeutics	38,735,031	117,379	1,468,071	-	(4,390,342)	(6,020,791)		26,973,206
Pulmonx Corp.	49,234,152	170,119	-	-	-	(16,346,886)		33,057,385
Rhythm Pharmaceuticals, Inc.	126,267,319	1,486,350	3,478,354	-	(603,045)	11,383,589		135,055,859
Standard BioTools, Inc.(1)	4,652,896	-	286,899	-	(3,301,193)	6,397,720		N/A
Xencor, Inc.	123,164,076	25,325,553	-	-	-	26,056,359		174,545,988
Total	$376,474,041	$27,099,401	$6,740,145	$-	$(22,463,278)	$30,564,639		$369,632,438

(1) No longer an affiliate as of January 31, 2023